Equity - Reserves and retained earnings from previous years (Detail) - CLP ($) $ in Millions		6 Months Ended
	Jan. 01, 2021	Jun. 30, 2021
Available-for-sale financial assets [abstract]
Decrease in other non earnings reserve	$ 424,598	$ 320,240